Schedule of Liabilities Subject to Measurement at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable	$ 3,740	$ 1,835	$ 749
Option liability	2,624	1,417
Total Liabilities	6,364	3,252	749
Previously Reported [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Option liability		1,404
Total Liabilities		3,239
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable
Option liability
Total Liabilities
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable
Option liability
Total Liabilities
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes payable	3,740	1,835	749
Option liability	2,624	1,417
Total Liabilities	$ 6,364	3,252	$ 749
Fair Value, Inputs, Level 3 [Member] | Previously Reported [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Option liability		1,404
Total Liabilities		$ 3,239